Representative's Warrants Liability (Details) - Schedule of fair value using the black-scholes option pricing model - $ / shares		12 Months Ended
	Jan. 13, 2022	Mar. 31, 2022
Schedule of fair value using the black-scholes option pricing model [Abstract]
Stock price	$ 4	$ 2.12
Exercise price	$ 4.8	$ 4.8
Expected term (years)	5 years	4 years 9 months 14 days
Risk-free interest rate	1.47%	2.42%
Expected volatility	55.39%	56.86%